UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: July 1, 2013 through June 30, 2014

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03942
Reporting Period: 07/01/2013 - 06/30/2014
Lord Abbett Municipal Income Fund, Inc.

=================== Lord Abbett AMT Free Municipal Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Lord Abbett California Tax Free Fund =====================

SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AY0
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013

================== Lord Abbett High Yield Municipal Bond Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Lord Abbett Intermediate Tax Free Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Lord Abbett National Tax Free Fund ======================

DREYFUS FUNDS

Ticker:                      Security ID:  261950109
Meeting Date: DEC 06, 2013   Meeting Type: Special
Record Date:  OCT 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gordon J. Davis          For       For          Management
1.2   Elect Director Whitney I. Gerard        For       For          Management
1.3   Elect Director Robin A. Melvin          For       For          Management
1.4   Elect Director Nathan Leventhal         For       For          Management
1.5   Elect Director Roslyn M. Watson         For       For          Management

--------------------------------------------------------------------------------

SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AZ7
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      Against      Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013

===================== Lord Abbett New Jersey Tax Free Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Lord Abbett New York Tax Free Fund ======================

DREYFUS FUNDS

Ticker:                      Security ID:  261954101
Meeting Date: DEC 06, 2013   Meeting Type: Special
Record Date:  OCT 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gordon J. Davis          For       For          Management
1.2   Elect Director Whitney I. Gerard        For       For          Management
1.3   Elect Director Robin A. Melvin          For       For          Management
1.4   Elect Director Nathan Leventhal         For       For          Management
1.5   Elect Director Roslyn M. Watson         For       For          Management

=================== Lord Abbett Short Duration Tax Free Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: August 20, 2014